Liquidity and Management's Plan (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Management’s Plan [Line Items]
Incurred operating losses			$ (4,662,659)	$ (57,497,381)	$ (15,333,775)	$ (69,896,852)	$ (84,077,550)	$ (10,359,839)
Accumulated deficit			(219,567,030)		(219,567,030)		(217,830,518)	(170,282,750)
Cash			$ 1,071,151		1,071,151		1,700,000	6,000,000
Outstanding debt		$ 12,700,000			$ 17,500,000		13,900,000	1,200,000
Notes payable		$ 1,800,000		$ 1,800,000		1,800,000
Cash tax refund	$ 1,200,000						2,000,000
Prepayment for purchased inventory							$ 5,000,000
September 2025 Notes [Member]
Liquidity and Management’s Plan [Line Items]
Outstanding debt						750,000
Crowdkeep Convertible Notes [Member]
Liquidity and Management’s Plan [Line Items]
Outstanding debt						1,000,000
Working Capital Facility [Member]
Liquidity and Management’s Plan [Line Items]
Outstanding debt						$ 14,000,000